                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-08

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33480

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph W. O'Neill, Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill, Jr.   West Palm Beach, FL     8-19-08
--------------------------   -------------------   ----------
        [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   __________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               --
Form 13F Information Table Entry Total:         106
Form 13F Information Table Value Total:     145,513
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-_________________   __________________________
[Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
30-Jun-08

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:             --
Form 13F Information Table Entry Total:       106
Form 13F Information Table Value Total:   145,513

FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                          --------------------------
                                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER
        NAME OF ISSUER                TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED
        --------------        ---------------------------- --------- -------- ---------- --- ---- ------- -------- ---------- ------
ABERDEEN ASIA-PACIFIC INCOME
   F                          MUTUAL FUNDS                 003009107    1,545    256,678 SH       SOLE                256,678
AIRTRAN HLDGS INC    COM STK  COMMON STOCK                 00949P108      133     65,000 SH       SOLE                 65,000
ALPHA NATURAL RESOURCES       COMMON STOCK                 02076X102        3        167     PUT  SOLE                    167
ALTRIA GROUP INC              COMMON STOCK                 02209S103      658     32,000 SH       SOLE                 32,000
AQUILA INC DEL NEW            COMMON STOCK                 03840P102    6,078  1,612,232 SH       SOLE              1,612,232
BANKRATE INC                  COMMON STOCK                 06646V108      230        200     PUT  SOLE                    200
BLACKROCK CORPORATE HIGH
   YIELD                      MUTUAL FUNDS                 09255P107      448     40,548 SH       SOLE                 40,548
BLACKROCK INC                 COMMON STOCK                 09247X101    1,770     10,000 SH       SOLE                 10,000
BLACKROCK INC                 COMMON STOCK                 09247X101      550        100     PUT  SOLE                    100
BRITANNIA BULK PLC            CORPORATE BONDS              11041CAC5    2,220  2,000,000 PRN      SOLE              2,000,000
CARROLS HOLDINGS CORP         COMMON STOCK                 14574X104      441     85,000 SH       SOLE                 85,000
CHARLES SCHWAB & CO INC       COMMON STOCK                 808513105      203      1,400     PUT  SOLE                  1,400
CHINA LIFE INSURANCE CO       AMERICAN DEPOSITORY RECEIPTS 16939P106      464        200     PUT  SOLE                    200
CKH  9.5 15AUG2013            CORPORATE BONDS              81169PAD3    13650 13,000,000 PRN      SOLE             13,000,000
CLAYMORE / RAYMOND JAMES SB-1 MUTUAL FUNDS                 183833102    1,252     71,700 SH       SOLE                 71,700
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107      440        400     PUT  SOLE                    400
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107      246        600     PUT  SOLE                    600
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107       96        600     PUT  SOLE                    600
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107       79        300     PUT  SOLE                    300
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107       67        224     PUT  SOLE                    224
CLEVELAND CLIFFS INC          COMMON STOCK                 185896107       11        200     PUT  SOLE                    200
CNO VRN CB 30SEP2035          CONVERTIBLE BONDS            208464BH9     6536  8,145,000 PRN      SOLE              8,145,000
COMPANHIA SIDERURGICA
   NACIONAL                   AMERICAN DEPOSITORY RECEIPTS 20440W105      264        300     PUT  SOLE                    300
COMPANHIA SIDERURGICA
   NACIONAL                   AMERICAN DEPOSITORY RECEIPTS 20440W105       40        204     PUT  SOLE                    204
COMPANHIA VALE DO RIO DOCE    AMERICAN DEPOSITORY RECEIPTS 204412209      920      1,000     PUT  SOLE                  1,000
COMPANHIA VALE DO RIO DOCE    AMERICAN DEPOSITORY RECEIPTS 204412209      881      1,300     PUT  SOLE                  1,300
COMPANHIA VALE DO RIO DOCE    AMERICAN DEPOSITORY RECEIPTS 204412209       86        200     PUT  SOLE                    200
CONAGRA FOODS INC             COMMON STOCK                 205887102      549     28,500 SH       SOLE                 28,500
CONSECO INC                   COMMON STOCK                 208464883    3,629    365,800 SH       SOLE                365,800
CYMI CB 3.5 15FEB2009         CONVERTIBLE BONDS            232572AE7     3704  3,741,000 PRN      SOLE              3,741,000
DOW CHEMICAL CORP             COMMON STOCK                 260543103    3,271     93,700 SH       SOLE                 93,700
DWS GLOBAL COMMODITIES        MUTUAL FUNDS                 23338Y100    1,223     60,243 SH       SOLE                 60,243
EMERSON ELECTRIC CO           COMMON STOCK                 291011104    1,532     30,986 SH       SOLE                 30,986
EQUITY ONE INC                COMMON STOCK                 294752100       54        100     PUT  SOLE                    100
F  5.625 01OCT2008            CORPORATE BONDS              345397UA9     2949  3,000,000 PRN      SOLE              3,000,000
FINANCIAL INDS CORP COM       COMMON STOCK                 317574101    3,964    574,437 SH       SOLE                574,437
FLORIDA PUB UTILS CO          COMMON STOCK                 341135101      322     27,051 SH       SOLE                 27,051
FLOW INTERNATIONAL CORP
   (FORME                     COMMON STOCK                 343468104      507     65,002 SH       SOLE                 65,002
FTI CONSULTING INC            COMMON STOCK                 302941109      184        150     PUT  SOLE                    150
FTI CONSULTING INC            COMMON STOCK                 302941109      164        150     PUT  SOLE                    150
FTI CONSULTING INC            COMMON STOCK                 302941109      113        350     PUT  SOLE                    350
FTI CONSULTING INC            COMMON STOCK                 302941109       95        150     PUT  SOLE                    150
GABELLI DIVID & INCOME TR     MUTUAL FUNDS                 36242H104      620     35,100 SH       SOLE                 35,100
GAP INC                       COMMON STOCK                 364760108      507     30,400 SH       SOLE                 30,400
GENERAL MOTORS CORP           COMMON STOCK                 370442105      273        500     PUT  SOLE                    500
GENERAL MOTORS CORP SR A 4.5%
   CONV PFD                   PREFERRED STOCK              370442741    2,070    137,200 SH       SOLE                137,200
GULF IS FABRICATION INC       COMMON STOCK                 402307102    1,044     21,338 SH       SOLE                 21,338
HANCOCK JOHN PATRIOT PREM
   DIVI                       MUTUAL FUNDS                 41013T105      109     12,111 SH       SOLE                 12,111
HARRY WINSTON DIAMOND CORP    COMMON STOCK                 41587B100      697     24,200 SH       SOLE                 24,200

FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                          --------------------------
                                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER
        NAME OF ISSUER                TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED
        --------------        ---------------------------- --------- -------- ---------- --- ---- ------- -------- ---------- ------
HEW CB 2.5 01OCT2010 144A     CONVERTIBLE BONDS            302284AA2      593    600,000 PRN      SOLE                600,000
HMN FINANCIAL INC             COMMON STOCK                 40424G108      518     33,408 SH       SOLE                 33,408
HOS VRN CB 15NOV2026 144A     CONVERTIBLE BONDS            440543AD8     3296  2,500,000 PRN      SOLE              2,500,000
INDEPENDENT BANK CORP
   MICHIGAN                   COMMON STOCK                 453838104       88     22,000 SH       SOLE                 22,000
INDIANA CMNTY BANCORP COM STK COMMON STOCK                 454674102      414     25,000 SH       SOLE                 25,000
INFOCUS CORP                  COMMON STOCK                 45665B106      567    377,938 SH       SOLE                377,938
INTERACTIVE DATA CORP         COMMON STOCK                 45840J107    1,179     46,900 SH       SOLE                 46,900
JARDEN CORP                   COMMON STOCK                 471109108      334        200     PUT  SOLE                    200
JARDEN CORP                   COMMON STOCK                 471109108       82        300     PUT  SOLE                    300
JARDEN CORP                   COMMON STOCK                 471109108       56        500     PUT  SOLE                    500
KIMCO REALTY CORPORATION      COMMON STOCK                 49446R109      350        500     PUT  SOLE                    500
KRAFT FOODS INC               COMMON STOCK                 50075N104    1,770     62,200 SH       SOLE                 62,200
LANCASTER COLONY CORP         COMMON STOCK                 513847103    2,120     70,000 SH       SOLE                 70,000
LANCE INC                     COMMON STOCK                 514606102    2,346    125,000 SH       SOLE                125,000
MB FINANCIAL INC              COMMON STOCK                 55264U108      607     27,000 SH       SOLE                 27,000
MBT FINANCIAL CORP            COMMON STOCK                 578877102      136     15,863 SH       SOLE                 15,863
MONOGRAM BIOSCIENCES INC      COMMON STOCK                 60975U108       66     60,000 SH       SOLE                 60,000
MONROE BANCORP                COMMON STOCK                 610313108    1,277    100,133 SH       SOLE                100,133
MTG  5.625 15SEP2011          CORPORATE BONDS              552845AG4      299     35,000 PRN      SOLE                 35,000
MUELLER WTR PRODS INC         COMMON STOCK                 624758207      276     35,000 SH       SOLE                 35,000
NEW YORK TIMES CO   CL A      COMMON STOCK                 650111107    1,958    127,210 SH       SOLE                127,210
NEWMONT MINING CORP           COMMON STOCK                 651639106    1,972     37,800 SH       SOLE                 37,800
NOKIA CORP           ADR      AMERICAN DEPOSITORY
                              RECEIPTS -                   654902204    1,002     40,900 SH       SOLE                 40,900
OLD REP INTL CORP             COMMON STOCK                 680223104    4,322    365,000 SH       SOLE                365,000
OLIN CORP                     COMMON STOCK                 680665205      935     35,700 SH       SOLE                 35,700
PATTERSON-UTI ENERGY INC
   (EX P                      COMMON STOCK                 703481101    1,084     30,000 SH       SOLE                 30,000
PENN TREATY AMERN CORP        COMMON STOCK                 707874400      106     21,900 SH       SOLE                 21,900
PENTAIR INC                   COMMON STOCK                 709631105      700     20,000 SH       SOLE                 20,000
PHILIP MORRIS INTL            COMMON STOCK                 718172109    1,580     32,000 SH       SOLE                 32,000
PLA CB 3 15MAR2025            CONVERTIBLE BONDS            728117AB8     1605  2,000,000 PRN      SOLE              2,000,000
POLARIS INC                   COMMON STOCK                 731068102      224        300     PUT  SOLE                    300
POTLATCH HOLDINGS   INC COM   COMMON STOCK                 737630103    2,482     55,000 SH       SOLE                 55,000
PRIVATE BANCORP               COMMON STOCK                 742962103      513        760     PUT  SOLE                    760
PRIVATE BANCORP               COMMON STOCK                 742962103      238        200     PUT  SOLE                    200
PROGRESS ENERGY INC           COMMON STOCK                 743263AA3       --    337,000 SH       SOLE                337,000
PVTB CB 3.625 15MAR2027       CORPORATE BONDS              742962AD5    4,813  5,000,000 PRN      SOLE              5,000,000
RAYMOND JAMES FINANCIAL       COMMON STOCK                 754730109      130        200     PUT  SOLE                    200
RESEARCH IN MOTION INC        COMMON STOCK                 760975102      113        200     PUT  SOLE                    200
SALESFORCE.COM                COMMON STOCK                 79466L302       78        200     PUT  SOLE                    200
SANDISK CORP                  COMMON STOCK                 80004C101      860     46,000 SH       SOLE                 46,000
SLMA  4 15JAN2009             CORPORATE BONDS              78442FBK3      504    510,000 PRN      SOLE                510,000
SNDK CB 1 15MAY2013           CONVERTIBLE BONDS            80004CAC5     4813  7,000,000 PRN      SOLE              7,000,000
SOUTHWEST GAS CORP            COMMON STOCK                 844895102    2,334     78,490 SH       SOLE                 78,490
STREETTRACKS GOLD TRUST       COMMON STOCK                 863307104    3,236     35,400 SH       SOLE                 35,400
STRYKER CORP COM              COMMON STOCK                 863667101    1,597     25,400 SH       SOLE                 25,400
SUN MICROSYSTEMS INC          COMMON STOCK                 866810203      553     50,800 SH       SOLE                 50,800
SWISS HELVETIA FD INC         MUTUAL FUNDS                 870875101      361     23,790 SH       SOLE                 23,790
TAST  9 15JAN2013             CORPORATE BONDS              145749AC1     5037  5,790,000 PRN      SOLE              5,790,000
TIME WARNER INC               COMMON STOCK                 887317105    1,480    100,000 SH       SOLE                100,000
TRI CONTL CORP                MUTUAL FUNDS                 895436103    5,356    323,800 SH       SOLE                323,800
TRIMBLE NAVIGATION LTD        COMMON STOCK                 896239100      921     25,800 SH       SOLE                 25,800
TYSON FOODS INC     CL A      COMMON STOCK                 902494103      598     40,000 SH       SOLE                 40,000
UNITED TECHNOLOGIES CORP      COMMON STOCK                 913017109      808     13,100 SH       SOLE                 13,100
VALERO ENERGY CORP            COMMON STOCK                 91913Y100    2,850     69,200 SH       SOLE                 69,200
WABCO HOLDINGS INC            COMMON STOCK                 92927K102    1,626     35,000 SH       SOLE                 35,000
WEYERHAEUSER CO               COMMON STOCK                 962166104    2,301     45,000 SH       SOLE                 45,000
ZIMMER HOLDINGS INC           COMMON STOCK                 98956P102    3,158     46,400 SH       SOLE                 46,400